9. Income Taxes (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
Net operating loss carryforward	$ 4,536,947	$ 1,978,400
Loss carryforward beginning expiration date	Dec. 31, 2033